Organization and Business Description - Schedule of Financial Statements of the VIE and VIE’s subsidiaries (Details) - VIE [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Balance Sheets [Line Items]
Cash and cash equivalents	$ 325,244	$ 176,235
Accounts receivable, net	78,831	232,652
Notes receivable		1,933
Inventories	9,341	4,658
Prepaid expenses and other current assets	1,948,799	526,676
Total current assets	2,690,262	1,327,691
Long term prepayments and other non-current assets	2,411,324	2,440,004
Plant, property and equipment, net	20,890	23,539
Intangible assets, net	2,094,050	2,007,957
Total non-current assets	4,526,264	4,471,500
Total assets	7,216,526	5,799,191
Accounts payable	1,851,075	2,744,054
Deferred revenue	996,202	1,763,831
Deferred government subsidy	2,791,892	2,739,989
Income taxes payable	497,860	488,626
Accrued expenses and other current liabilities	330,808	357,733
Total current liabilities	6,627,374	8,264,503
Total liabilities	6,627,374	8,264,503
Related Party [Member]
Schedule of Balance Sheets [Line Items]
Due from related parties	328,047	385,537
Due to related parties	$ 159,537	$ 170,270